Inventory	12 Months Ended
Dec. 31, 2017
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Inventory
21.	Inventory
As of 31 December 2017 inventories amounting to TL 104.102 which consist of mainly mobile phone, modem, tablet, sim card and tower construction materials (31 December 2016: TL 131,973).